UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY



Investment Company Act File Number 811-05011

Name of Fund:  CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton,
       NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end:  09/30/05

Date of reporting period:  04/01/2005 - 06/30/2005

Item 1 - Schedule of Investments


CMA Pennsylvania Municipal Money Fund

Schedule of Investments as of June 30, 2005                                                                        (In Thousands)
                    Face
                    Amount       Municipal Bonds                                                                            Value
Pennsylvania -      $    3,760   ABN AMRO Munitops Certificates Trust, GO, VRDN, Series 2001-18, 2.32%
98.4%                            due 10/01/2009 (c)(d)                                                                $     3,760

                         9,500   ABN AMRO Munitops Certificates Trust Revenue Bonds, Pennsylvania,VRDN,
                                 Series 2003-24, 2.32% due 6/01/2011 (d)(e)                                                 9,500

                        21,879   ABN AMRO Munitops Certificates Trust, VRDN, Series 1999-16, 2.57% due
                                 3/07/2007 (b)(d)                                                                          21,879

                         3,000   Allegheny County, Pennsylvania, GO, VRDN, Series C-51, 2.80% due 5/01/2027 (d)             3,000

                         4,010   Allegheny County, Pennsylvania, Hospital Development Authority Revenue Bonds
                                 (Presbyterian University Hospital), ACES, VRDN, Series B-3, 2.57% due 3/01/2018 (d)        4,010

                         3,350   Allegheny County, Pennsylvania, IDA, Health and Housing Facilities Revenue
                                 Refunding Bonds (Longwood at Oakmont Inc.), VRDN, Senior Series B, 2.50% due
                                 7/01/2027 (d)(g)                                                                           3,350

                         3,460   Allegheny County, Pennsylvania, IDA, Health and Housing Facilities, Senior Revenue
                                 Refunding Bonds (Longwood at Oakmont Inc.), VRDN, Series A, 2.50% due 7/01/2027 (d)(g)     3,460

                                 Allegheny County, Pennsylvania, IDA, Revenue Bonds, VRDN (d):
                         4,155       4% due 7/01/2006                                                                       4,206
                         4,800       (Western Pennsylvania School for the Blind), 1.70% due 7/01/2005                       4,800
                         4,500       (Western Pennsylvania School for the Blind), 2.75% due 7/01/2006                       4,500

                         7,500   Allegheny County, Pennsylvania, IDA, Revenue Refunding Bonds, MERLOTS, VRDN,
                                 Series A-48, 2.32% due 9/01/2011 (a)(d)                                                    7,500

                         2,100   Allegheny County, Pennsylvania, IDR (Residential Rental Development), VRDN, AMT,
                                 Series A, 2.64% due 7/01/2026 (d)                                                          2,100


Portfolio Abbreviations


ACES       Adjustable Convertible Extendible Securities
AMT        Alternative Minimum Tax (subject to)
CP         Commercial Paper
EDR        Economic Development Revenue Bonds
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
MERLOTS    Municipal Extendible Receipt Liquidity Option Tender Securities
MSTR       Municipal Securities Trust Receipts
PCR        Pollution Control Revenue Bonds
PUTTERS    Puttable Tax-Exempt Receipts
S/F        Single-Family
TRAN       Tax Revenue Anticipation Notes
VRDN       Variable Rate Demand Notes



CMA Pennsylvania Municipal Money Fund

Schedule of Investments as of June 30, 2005 (concluded)                                                            (In Thousands)
                    Face
                    Amount       Municipal Bonds                                                                            Value
Pennsylvania        $    3,900   Allegheny County, Pennsylvania, Residential Finance Authority, S/F Mortgage
(concluded)                      Revenue Bonds, AMT, Series PP, 2.65% due 11/01/2035 (d)(h)                           $     3,900

                         1,180   Beaver County, Pennsylvania, IDA, IDR (Warehouse Real Estate), VRDN, AMT,
                                 Series A, 2.71% due 8/01/2008 (d)                                                          1,180

                                 Berks County, Pennsylvania, IDA, Manufacturing Facilities Revenue Bonds, VRDN,
                                 AMT (d):
                           525       (Berks Products Corporation), 2.39% due 8/01/2006                                        525
                         1,100       (Ram Industries Inc. Project), 2.45% due 12/01/2011                                    1,100

                         2,265   Berks County, Pennsylvania, IDA Revenue Bonds (World Electronics Sales), VRDN,
                                 AMT, 2.74% due 8/01/2016 (d)                                                               2,265

                         5,425   Blair County, Pennsylvania, IDA Revenue Bonds (NPC Inc. Project), VRDN, AMT, 2.71%
                                 due 9/01/2017 (d)                                                                          5,425

                         1,050   Boyertown, Pennsylvania, Area School District, GO, 3.50% due 10/01/2005 (d)(e)             1,053

                         2,835   Bradford County, Pennsylvania, IDA, EDR (Towanda Printing Company), VRDN, AMT,
                                 2.71% due 9/01/2016 (d)                                                                    2,835

                         2,340   Bradford County, Pennsylvania, IDA, Revenue Bonds (State Aggregates Inc. Project),
                                 VRDN, AMT, 2.74% due 2/01/2015 (d)                                                         2,340

                                 Bucks County, Pennsylvania, IDA, Revenue Bonds, VRDN, AMT (d):
                         3,240       (Bracalentes Manufacturing Company Inc. Project), 2.74% due 6/01/2016                  3,240
                         4,500       (Harsco Corporation Project), 2.74% due 8/01/2011                                      4,500
                         3,590       (L&P Properties LP Project), Series A, 2.84% due 6/01/2014                             3,590
                           625       (Specialty Ring Products Inc.), 2.74% due 10/01/2009                                     625

                         1,810   Carbondale, Pennsylvania, IDA, IDR (JM Wells Company LP Project), VRDN, AMT, 2.69%
                                 due 9/01/2015 (d)                                                                          1,810

                         2,000   Carlisle, Pennsylvania, Area School District, GO, Refunding, PUTTERS, VRDN, Series
                                 644, 2.58% due 9/01/2010 (b)(d)                                                            2,000

                         2,300   Cheltenham Township, Pennsylvania, GO, TRAN, 3.25% due 12/30/2005                          2,311

                                 Chester County, Pennsylvania, IDA, Revenue Bonds, VRDN, AMT (d):
                         2,435       (The Hankin Group), Series A, 2.74% due 12/01/2020                                     2,435
                         2,650       (West Vincent Association), Series B, 2.74% due 12/01/2020                             2,650

                         1,155   Crawford County, Pennsylvania, IDA (Heatrix Inc. Project), VRDN, AMT, Series A,
                                 2.72% due 11/01/2017 (d)                                                                   1,155

                         2,540   Dauphin County, Pennsylvania, IDA, Revenue Bonds (Interconnection System Project),
                                 VRDN, AMT, 2.60% due 1/01/2014 (d)                                                         2,540

                         5,000   Eagle Tax-Exempt Trust, Delaware Valley, Pennsylvania, Regional Finance Authority,
                                 Local Government Revenue Bonds, VRDN, Series 2004-0026, Class A, 2.57% due
                                 8/01/2028 (a)(d)                                                                           5,000

                         5,750   Eagle Tax-Exempt Trust, Pennsylvania State, GO, Refunding, VRDN, Series 2004-0043,
                                 Class A, 2.57% due 9/01/2016 (d)                                                           5,750

                           470   Erie County, Pennsylvania, Industrial Development (Reed Manufacturing Corp. Project),
                                 VRDN, AMT, 2.77% due 6/01/2006 (d)                                                           470

                        12,800   Geisinger Authority, Pennsylvania, Health System, Revenue Refunding Bonds (Geisinger
                                 Health Systems), VRDN, 2.50% due 10/05/2005 (d)(i)                                        12,800

                         1,535   Greene County, Pennsylvania, IDA Revenue Bonds (Manufacturing Facilities-Kyowa
                                 America), VRDN, AMT, Series D, 2.72% due 7/01/2014 (d)                                     1,535

                         5,430   Grove City, Pennsylvania, Area Hospital Authority, Health Care Facility Revenue
                                 Bonds (John XXIII Home Project), VRDN, 2.63% due 2/01/2030 (d)                             5,430

                         2,510   Hampden, Pennsylvania, IDA, Revenue Refunding Bonds (Pennsylvania Pipe Inc.), VRDN,
                                 AMT, 2.74% due 12/01/2014 (d)                                                              2,510

                        11,010   Indiana County, Pennsylvania, IDA, PCR, Refunding (Conemaugh Project), VRDN, AMT,
                                 Series A, 2.35% due 6/01/2027 (d)                                                         11,010

                                 Jackson Township, Pennsylvania, IDA, Revenue Bonds, VRDN, AMT (d):
                           725       (I Auman Machine Company Inc. Project), 2.74% due 6/01/2008                              725
                         4,640       (V&S Lebanon Galvanizing Project), 2.72% due 4/01/2021                                 4,640

                         6,390   Lackawanna County, Pennsylvania, GO, MSTR, VRDN, Series SGB-38, 2.57% due
                                 9/15/2020 (d)                                                                              6,390

                         4,000   Lackawanna County, Pennsylvania, GO, Refunding, VRDN, Series B, 2.59% due
                                 10/15/2029 (d)(e)                                                                          4,000

                         1,400   Lackawanna County, Pennsylvania, IDA, IDR (Herff Jones Inc. Project), VRDN, AMT,
                                 2.67% due 6/01/2026 (d)                                                                    1,400

                         9,575   Lancaster County, Pennsylvania, Hospital Authority, Health Center Revenue Refunding
                                 Bonds (Brethren Village), VRDN, 2.59% due 6/15/2020 (d)                                    9,575

                         1,200   Lancaster, Pennsylvania, IDA, IDR (Buck Company Project), VRDN, AMT, 2.39% due
                                 2/01/2010 (d)                                                                              1,200

                         3,000   Lancaster, Pennsylvania, IDA, Revenue Bonds (Student Lodgining, Inc. Project), VRDN,
                                 2.69% due 12/01/2026 (d)                                                                   3,000

                         2,555   Lehigh County, Pennsylvania, IDA, Revenue Bonds (New Columbia Joist Company), VRDN,
                                 AMT, Series B, 2.69% due 11/01/2022 (d)                                                    2,555

                         2,000   Ligonier Valley, Pennsylvania, School District, TRAN, 3.75% due 6/30/2006                  2,018

                                 Luzerne County, Pennsylvania, IDA, Revenue Bonds, VRDN (d):
                           410       (Diamond Manufacturing Company), 2.74% due 5/01/2006                                     410
                         3,470       (Nardone Brothers Baking Project), AMT, 2.69% due 3/01/2019                            3,470

                         2,975   Marple Newtown, Pennsylvania, School District, TRAN, 2.82% due 6/30/2006                   2,994

                         5,000   Mercer County, Pennsylvania, GO, TRAN, 3.25% due 12/30/2005                                5,025

                         4,700   Montgomery County, Pennsylvania, IDA, Retirement Community Revenue Bonds (ACTS
                                 Retirement-Life Communities, Inc.), VRDN, 2.50% due 11/15/2029 (d)(g)                      4,700

                                 Montgomery County, Pennsylvania, IDA, Revenue Bonds, VRDN (d):
                           275       (Alcom Printing Group), AMT, Series A, 2.89% due 1/01/2020                               275
                           895       (Alcom Printing Group), AMT, Series B, 2.74% due 1/01/2020                               895
                         1,435       (Big Little Association Project), Series A, 2.44% due 2/01/2019                        1,435
                         2,985       (Edmund Optical Manufacturing LLC Project), AMT, 2.74% due 4/01/2016                   2,985
                           985       (Girl Scouts of Southeastern Pennsylvania), 2.69% due 2/01/2025                          985
                         1,115       (Independent Support System Project), 2.69% due 3/01/2016                              1,115
                           400       (Jadko Inc. Project), AMT, Series B, 2.74% due 6/01/2008                                 400
                           435       (Jadko Project), AMT, Series A, 2.74% due 6/01/2020                                      435
                         1,645       (PB Hoffmann LLC Project), AMT, 2.74% due 1/01/2020                                    1,645
                         2,155       (Valley Forge Baptist), 2.69% due 9/01/2023                                            2,155

                         1,000   Montgomery County, Pennsylvania, IDA, Revenue Refunding Bonds (Laneko Engineering),
                                 VRDN, AMT, Series A, 2.69% due 4/01/2007 (d)                                               1,000

                         4,425   Mount Lebanon, Pennsylvania, School District, GO, MERLOTS, VRDN, Series B19, 2.32%
                                 due 2/15/2027 (b)(d)                                                                       4,425

                         2,500   Mount Lebanon, Pennsylvania, TRAN, 3% due 7/29/2005                                        2,502

                         4,920   Municipal Securities Trust Certificates, Pennsylvania, GO, Refunding, VRDN, Series
                                 2000-110, Class A, 2.50% due 8/17/2010 (d)                                                 4,920

                         6,000   Municipal Securities Trust Certificates, Revenue Refunding Bonds, VRDN, Series
                                 2001-121, Class A, 2.30% due 12/22/2009 (c)(d)                                             6,000

                         4,445   Northampton County, Pennsylvania, General Purpose Authority Revenue Notes (Lafayette
                                 College), 3% due 11/21/2005                                                                4,462

                                 Northampton County, Pennsylvania, IDA, Revenue Bonds, VRDN, AMT (d):
                         3,435       (DG Properties Inc. Project), 2.74% due 7/01/2021                                      3,435
                         2,090       (Nicos Polymers & Grinding), 2.74% due 2/01/2020                                       2,090
                         1,700       (Reale Association Project), 2.39% due 4/01/2012                                       1,700

                         3,000   Northampton Township, Pennsylvania, TRAN, 3.25% due 12/30/2005                             3,016

                         2,490   Northumberland County, Pennsylvania, IDA, Revenue Bonds (Butter Krust Baking
                                 Company Project), VRDN, AMT, 2.74% due 5/01/2011 (d)                                       2,490

                           200   Pennsylvania Economic Development Financing Authority, Development Revenue Bonds
                                 (Donald R. Kleine Living Trust), VRDN, AMT, Series A4, 2.66% due 4/01/2011 (d)               200

                                 Pennsylvania Economic Development Financing Authority, EDR, VRDN (d):
                           130       AMT, Series A6, 2.66% due 4/01/2007                                                      130
                           295       AMT, Series A6, 2.66% due 8/01/2014                                                      295
                           375       AMT, Series B8, 2.66% due 12/01/2024                                                     375
                           200       AMT, Series C2, 2.66% due 8/01/2012                                                      200
                           200       AMT, Series D4, 2.66% due 8/01/2011                                                      200
                         3,600       AMT, Series D-7, 2.66% due 8/01/2022                                                   3,600
                           250       AMT, Series G5, 2.66% due 12/01/2013                                                     250
                           900       (The Herr Group), Series H7, 2.66% due 12/01/2021                                        900
                           500       (Joseph B. Pigliacampo), AMT, Series B7, 2.66% due 5/01/2010                             500
                           375       (L.B. Foster Company), AMT, Series A2, 2.66% due 4/01/2021                               375
                           825       (Moshannon Valley Economic Development Project), AMT, Series A1, 2.66% due
                                     4/01/2017                                                                                825
                         1,200       (North American Communications Project), AMT, Series A1, 2.66% due 4/01/2011           1,200
                         4,900       (Northeast Architectural Products), AMT, Series B5, 2.66% due 8/01/2023                4,900

                           100   Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue
                                 Bonds (Pittsburgh Thermal Limited), VRDN, Series A1, 2.66% due 5/01/2022 (d)                 100

                                 Pennsylvania Economic Development Financing Authority Revenue Bonds (d):
                         1,000       (Conestoga Wood Specialists), VRDN, Series C-1, 2.74% due 3/01/2015                    1,000
                         2,665       (Waste Gas Fabricating Company Project), VRDN, AMT, Series C-3, 2.74% due
                                     4/01/2020                                                                              2,665
                         3,000       (Westrum Harleysville II Project), VRDN, AMT, 2.59% due 12/01/2034                     3,000

                                 Pennsylvania Economic Development Financing Authority, Wastewater Treatment Revenue
                                 Refunding Bonds (Sunoco Inc. - R & M Project), VRDN, AMT (d):
                         1,900       Series A, 2.765% due 10/01/2034                                                        1,900
                         2,300       Series B, 2.50% due 10/01/2034                                                         2,300

                         1,940   Pennsylvania Energy Development Authority Revenue Bonds (B&W Ebensburg Project),
                                 VRDN, AMT, 2.31% due 12/01/2011 (d)                                                        1,940

                         6,300   Pennsylvania Housing Finance Agency, S/F Mortgage Revenue Bonds, VRDN, AMT, Series
                                 86B, 2.26% due 4/01/2035 (d)                                                               6,300

                                 Pennsylvania State, GO (d):
                        12,325       FLOATS, VRDN, Series 696, 2.57% due 5/01/2018 (e)                                     12,325
                         5,850       MERLOTS, VRDN, Series A15, 2.32% due 1/01/2017 (b)                                     5,850
                         5,000       PUTTERS, VRDN, Series 939, 2.58% due 7/01/2012                                         5,000

                         7,700   Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue Bonds,
                                 VRDN, Series A, 2.33% due 12/01/2025 (a)(d)                                                7,700

                         6,000   Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue
                                 Refunding Bonds, VRDN, AMT, Series B, 2.58% due 1/01/2017 (d)(e)                           6,000

                                 Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (d):
                         2,000       (Association of Independent Colleges & Universities), VRDN, Series M-3, 2%
                                     due 11/01/2033                                                                         2,000
                         1,500       (Cedar Crest College), VRDN, Series H2, 2.90% due 5/01/2006                            1,500

                           200   Pennsylvania State Higher Educational Facilities Authority, Revenue Refunding
                                 Bonds (Carnegie Mellon University), VRDN, Series A, 2.24% due 11/01/2025 (d)                 200

                                 Pennsylvania State Public School Building Authority, School Revenue Bonds (d)(e):
                         7,800       FLOATS, VRDN, Series 958, 2.57% due 6/01/2033                                          7,800
                         2,990       MERLOTS, VRDN, Series A42, 1.80% due 7/27/2005                                         2,990

                         6,000   Philadelphia, Pennsylvania, Airport Revenue Refunding Bonds, VRDN, AMT, Series C,
                                 2.40% due 6/15/2025 (b)(d)                                                                 6,000

                                 Philadelphia, Pennsylvania, Authority for IDR, VRDN (d):
                         4,410       (Comhar Inc. Project), 2.64% due 9/01/2023                                             4,410
                         1,515       (Henry H. Ottens Manufacturing Project), 2.44% due 10/01/2013                          1,515
                         1,120       (Interim House West Project), 2.69% due 9/01/2026                                      1,120
                         1,375       (Lannett Company Inc. Project), 2.74% due 5/01/2014                                    1,375

                         3,385   Philadelphia, Pennsylvania, Authority for Industrial Development, Airport Revenue
                                 Bonds, FLOATS, VRDN, Series 04-L17, 2.48% due 7/01/2007 (c)(d)                             3,385

                         2,395   Philadelphia, Pennsylvania, Gas Works Revenue Refunding Bonds, FLOATS, VRDN, Series
                                 906, 2.57% due 7/01/2017 (d)(e)                                                            2,395

                                 Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities Authority,
                                 Hospital Revenue Refunding Bonds (Children's Hospital Project), VRDN (d):
                         9,850       Series A, 2.50% due 2/15/2014                                                          9,850
                         8,400       Series A, 2.50% due 2/15/2021                                                          8,400
                           100       Series A, 2.48% due 7/01/2022                                                            100
                           430       Series B, 2.50% due 7/01/2025                                                            430

                         2,540   Scranton-Lackawanna, Pennsylvania, Health and Welfare Authority, Revenue Bonds
                                 (University of Scranton Project), VRDN, 2.70% due 5/01/2018 (d)                            2,540

                         2,585   Scranton-Lackawanna, Pennsylvania, Health and Welfare Authority, Revenue Refunding
                                 Bonds, MERLOTS, VRDN, Series A-18, 2.32% due 3/01/2015 (a)(d)                              2,585

                         3,345   Somerset County, Pennsylvania, IDA, Revenue Bonds (Somerset Welding and Steel), VRDN,
                                 AMT, 2.67% due 3/02/2015 (d)                                                               3,345

                         3,270   Upper Merion, Pennsylvania, General Authority Lease, Revenue Refunding Bonds, VRDN,
                                 2.57% due 9/01/2016 (d)                                                                    3,270

                         4,080   Upper Merion, Pennsylvania, Municipal Utility Authority, Revenue Refunding Bonds,
                                 VRDN, 2.57% due 9/01/2016 (d)                                                              4,080

                        10,000   Venango, Pennsylvania, IDA, CP, 2.72% due 7/08/2005                                       10,000

                         8,835   Washington County, Pennsylvania, Hospital Authority, Revenue Refunding Bonds
                                 (Washington Hospital Project), VRDN, 2.25% due 7/01/2005 (a)(d)                            8,835

                         2,000   Washington County, Pennsylvania, IDA, IDR (Pennatronics Corporation Project), VRDN,
                                 AMT, 2.67% due 11/01/2020 (d)                                                              2,000

                           785   Westmoreland County, Pennsylvania, IDA, Revenue Bonds (Newcomer Products), VRDN,
                                 AMT, 2.72% due 12/01/2006 (d)                                                                785

                         2,300   York County, Pennsylvania, IDA, Revenue Bonds (495 Leasing Project), VRDN, AMT,
                                 2.74% due 6/01/2021 (d)                                                                    2,300


Puerto Rico - 3.5%               Government Development Bank of Puerto Rico, CP:
                         2,900       2.90% due 7/01/2005                                                                    2,900
                         2,900       2.95% due 7/01/2005                                                                    2,900
                         5,000       3.05% due 7/15/2005                                                                    5,000

                         2,000   Municipal Securities Trust Certificates, Puerto Rico, GO, VRDN, Series 2002-199,
                                 Class A, 2.27% due 1/25/2016 (b)(d)                                                        2,000

                         2,583   Puerto Rico Public Finance Corporation Revenue Bonds, FLOATS, VRDN, Series 911,
                                 2.54% due 8/01/2026 (d)(f)                                                                 2,583

                                 Total Investments (Cost - $443,139*) - 101.9%                                            443,139
                                 Liabilities in Excess of Other Assets - (1.9)%                                           (8,434)
                                                                                                                      -----------
                                 Net Assets - 100.0%                                                                  $   434,705
                                                                                                                      ===========

(a) AMBAC Insured.

(b) MBIA Insured.

(c) FGIC Insured.

(d) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect.
    This rate changes periodically based upon prevailing market rates.

(e) FSA Insured.

(f) CIFG Insured

(g) Radian Insured.

(h) GNMA Collateralized.

(i) Prerefunded

  * Cost for federal income tax purposes.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Multi-State Municipal Series Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Multi-State Municipal Series Trust


Date:  August 19, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Multi-State Municipal Series Trust


Date:  August 19, 2005


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       CMA Multi-State Municipal Series Trust

Date:  August 19, 2005